Depreciation and Amortization	12 Months Ended
Dec. 31, 2018
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Depreciation and Amortization

NOTE 31—DEPRECIATION AND AMORTIZATION

Depreciation and amortization amounted to 4,255 million euros in 2018, 4,473 million euros in 2017, and 4,291 million euros in 2016, decreased by 218 million euros from 2017 to 2018 compared to an increasing by 182 million euros from 2016 to 2017.

Details are as follows:

		Year ended December 31,
		2018	2017	2016
		(millions of euros)
Amortization of intangible assets with a finite useful life:
Industrial patents and intellectual property rights		1,171	1,263	1,243
Concessions, licenses, trademarks and similar rights		422	396	393
Other intangible assets		6	134	107

	(A)	1,599	1,793	1,743

Depreciation of tangible assets owned:
Buildings (civil and industrial)		36	39	48
Plant and equipment		2,229	2,286	2,170
Manufacturing and distribution equipment		14	16	15
Other		162	159	157

	(B)	2,441	2,500	2,390

Depreciation of tangible assets held under finance leases:
Buildings (civil and industrial)		159	130	125
Plant and equipment		18	21	17
Other		38	29	16

	(C)	215	180	158

Total	(A+B+C)	4,255	4,473	4,291

Further details are provided in the Notes “Intangible assets with a finite useful life” and “Tangible assets (owned and under finance leases)”.

For a breakdown of depreciation and amortization by operating segment/geographical area, reference should be made to the Note “Segment Reporting”.